CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
Assets
Cash	$ 946	$ 0
Total Current Assets	946	0
Non-current Assets
Property, plant and equipment	2,648	2,688	[1]
Total non-current assets	2,648	2,688
Total Assets	3,594	2,688
Current Liabilities
Accounts payable and accrued liabilities	154,462	66,386
Accrued interest payable	2,389	945
Due to related party	68,313	72,261
Total Current Liabilities	225,164	139,592
Noncurrent Liabilities
Notes payable	69,012	4,167	[2]
Total Noncurrent Liabilities	69,012	4,167
Total Liabilities	294,176	143,759
Stockholder's Equity (Deficit)
Common Stock	3,124	3,124	[3]
Preferred Stock	100	100	[4]
Additional paid in capital	37,616	37,616
Deficit accumulated during the development stage	(331,422)	(181,911)
Total Stockholders' Equity (Deficit)	(290,582)	(141,071)
Total Liabilities and Stockholders' Equity (Deficit)	$ 3,594	$ 2,688

[1]	Net of accumulated depreciation of $5,374 and $4,608
[2]	Net of debt discount of $0 and $33,333
[3]	$0.0001 par value; 50,000,000 shares authorized, 31,242,175 shares issued and outstanding
[4]	$0.0001 par value; 1,000,000 shares authorized and outstanding